UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 46.9%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.316%	6/30/20	$2,550,000	$2,576,063	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.514%	6/12/24	2,740,000	2,754,451	(a)
AT&T, Inc.	2.300%	3/11/19	2,060,000	2,057,027
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,044,650
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,942,000	2,963,709	(b)

Total Diversified Telecommunication Services				11,395,900

Interactive Media & Services - 0.3%
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,715,343	(c)

Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,000,000	1,017,592
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	846,000
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,624,352
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	570,000	590,464	(b)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,150,000	1,135,395	(b)
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	4,867,000	4,992,013

Total Media				10,205,816

Wireless Telecommunication Services - 1.0%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,473,167	(b)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,197,500	2,194,753	(b)
Vodafone Group PLC, Senior Notes	4.375%	3/16/21	570,000	583,311
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,640,000	1,623,343

Total Wireless Telecommunication Services				6,874,574

TOTAL COMMUNICATION SERVICES				30,191,633

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	$880,000	$883,845	(b)

Automobiles - 2.4%
BMW US Capital LLC	1.500%	4/11/19	3,850,000	3,826,175	(b)
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,730,000	1,701,554
Ford Motor Credit Co., LLC (3 mo. USD LIBOR + 0.930%)	3.271%	11/4/19	1,900,000	1,905,116	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,151,211
General Motors Financial Co., Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,299,345
General Motors Financial Co., Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,649,753

Total Automobiles				16,533,154

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	830,000	817,176

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,490,768
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	450,954

Total Internet & Direct Marketing Retail				3,941,722

Specialty Retail - 0.3%
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	2.747%	9/10/19	1,850,000	1,856,644	(a)

TOTAL CONSUMER DISCRETIONARY				24,032,541

CONSUMER STAPLES - 3.7%
Beverages - 1.3%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.603%	2/1/21	3,720,000	3,819,272	(a)
Coca-Cola	1.875%	10/27/20	3,320,000	3,247,783
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	1,960,000	1,967,796

Total Beverages				9,034,851

Food & Staples Retailing - 1.1%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,677,164
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,015,557
Walgreens Boots Alliance, Inc.	3.300%	11/18/21	550,000	548,154
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,504,923

Total Food & Staples Retailing				7,745,798

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.6%
JM Smucker Company (The)	2.500%	3/15/20	$1,770,000	$1,753,695
Kraft Heinz Foods Co.	2.800%	7/2/20	1,150,000	1,140,671
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,132,636	(b)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	449,207	(b)

Total Food Products				4,476,209

Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC	2.375%	6/24/22	710,000	681,930	(b)

Tobacco - 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	200,189
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,314,594	(b)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	810,000	801,110
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	765,618

Total Tobacco				4,081,511

TOTAL CONSUMER STAPLES				26,020,299

ENERGY - 5.3%
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,211,791
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	921,851
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	839,985	(b)
Schlumberger Holdings Corp., Senior Notes	3.625%	12/21/22	1,035,000	1,030,634	(b)
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	796,024	(b)

Total Energy Equipment & Services				4,800,285

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	6.950%	6/15/19	560,000	574,919
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,415,000	2,483,272
BP Capital Markets PLC	1.676%	5/3/19	1,080,000	1,073,855
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,077,496
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,736,923
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	2,760,000	2,779,116
Continental Resources Inc., Senior Notes	5.000%	9/15/22	600,000	609,350
Devon Energy Corp., Senior Notes	3.250%	5/15/22	2,160,000	2,123,839
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,234,713
KazMunayGas National Company JSC	3.875%	4/19/22	1,700,000	1,697,076	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	$2,820,000	$2,793,478	(b)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	223,932
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,370,141
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	286,192
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,700,475	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	1,980,194
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	317,447
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.788%	5/11/20	3,550,000	3,573,896	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	3.251%	4/10/19	1,870,000	1,874,169	(a)(b)
Western Gas Partners LP	4.000%	7/1/22	1,210,000	1,205,756
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,500,000	1,539,948

Total Oil, Gas & Consumable Fuels				32,256,187

TOTAL ENERGY				37,056,472

FINANCIALS - 15.4%
Banks - 10.9%
ABN AMRO Bank NV, Senior Notes	2.100%	1/18/19	3,060,000	3,057,430	(b)
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	1,260,000	1,244,996	(b)
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,923,320	(b)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,672,375	(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	760,018
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,000,000	978,001
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	7,974,874
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,702,862
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	227,981	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,085,875
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,790,000	3,700,456	(b)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	483,809	(b)
Branch Banking & Trust Co., Senior Notes	2.250%	6/1/20	300,000	295,628
Citigroup Inc.	2.900%	12/8/21	2,340,000	2,293,200

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	$1,470,000	$1,484,700	(a)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	3.109%	4/8/19	1,440,000	1,444,798	(a)
Cooperatieve Rabobank U.A., Senior Notes	3.125%	4/26/21	4,400,000	4,373,915
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	247,570
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	660,000	672,749	(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.800%)	3.139%	4/15/19	1,460,000	1,465,754	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.297%	6/10/20	3,620,000	3,663,693	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.576%	7/1/21	1,630,000	1,661,108	(a)(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	2.948%	11/13/19	3,140,000	3,155,891	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,478,276	(b)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,810,000	2,771,183
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.301%	5/27/21	2,600,000	2,639,765	(a)(b)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,346,535
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.530%)	2.864%	3/15/19	830,000	831,884	(a)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	700,206
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,933,468
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	900,000	888,710
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,505,331
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	399,510
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.490%)	2.824%	6/17/19	1,580,000	1,584,908	(a)
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	486,456
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	420,025
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	127,552
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	309,446
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/29/18	2,450,000	2,429,787	(a)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	3.019%	1/30/20	1,860,000	1,872,514	(a)

Total Banks				75,296,559

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.182%	8/17/20	$2,430,000	$2,458,678	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	996,591
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,794,643
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.695%	4/23/21	3,610,000	3,690,270	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/5/18	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,759,094
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	3.806%	9/24/20	3,470,000	3,538,322	(a)(b)

Total Capital Markets				14,237,598

Consumer Finance - 0.5%
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,163,759
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	59,473
Synchrony Financial	3.000%	8/15/19	500,000	499,088

Total Consumer Finance				3,722,320

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	411,719
GE Capital International Funding Co. Unlimited Company, Senior Notes	2.342%	11/15/20	7,010,000	6,851,683
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,456,693
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,069,338

Total Diversified Financial Services				10,789,433

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.4%
American International Group Inc.	3.300%	3/1/21	$500,000	$499,254
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,514,239	(b)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	990,000	988,903	(b)

Total Insurance				3,002,396

TOTAL FINANCIALS				107,048,306

HEALTH CARE - 5.3%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,353,323
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.910%	5/22/19	2,170,000	2,177,594	(a)
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	980,000	972,050

Total Biotechnology				6,502,967

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.	2.404%	6/5/20	1,420,000	1,399,013
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.351%	6/6/22	1,100,000	1,106,673	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.089%	3/19/21	1,250,000	1,251,244	(a)

Total Health Care Equipment & Supplies				3,756,930

Health Care Providers & Services - 1.6%
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	492,341
Cardinal Health Inc.	1.948%	6/14/19	1,540,000	1,531,614
CVS Health Corp., Senior Notes	3.350%	3/9/21	5,760,000	5,751,498
Halfmoon Parent Inc., Senior Secured Notes	3.400%	9/17/21	1,710,000	1,704,375	(b)
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,237,428
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	288,252

Total Health Care Providers & Services				11,005,508

Pharmaceuticals - 2.2%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	2,880,000	2,877,438
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	1,710,000	1,712,775	(b)
Eli Lilly & Co.	2.350%	5/15/22	690,000	670,474
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,328,420
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.716%	2/10/20	3,390,000	3,404,119	(a)
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,630,324
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	126,011
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	3,483,000	3,427,029
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	319,712

Total Pharmaceuticals				15,496,302

TOTAL HEALTH CARE				36,761,707

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 2.6%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	1.650%	10/30/20	$500,000	$486,329
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,189,052
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	1,000,000	1,000,714
Northrop Grumman Corp.	2.080%	10/15/20	3,590,000	3,512,866
United Technologies Corp., Senior Notes	3.350%	8/16/21	2,230,000	2,228,389

Total Aerospace & Defense				9,417,350

Airlines - 0.0%
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	53,459	54,095
Continental Airlines 2001-1 Class A-1 Pass-Through Trust	6.703%	6/15/21	107,179	114,682

Total Airlines				168,777

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,045,435

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.000%	8/7/19	800,000	820,833
General Electric Co., Senior Notes	5.500%	1/8/20	580,000	596,866
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	986,341

Total Industrial Conglomerates				2,404,040

Machinery - 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,466,745
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	297,751

Total Machinery				2,764,496

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,920,000	1,969,252

TOTAL INDUSTRIALS				17,769,350

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 3.6%
IT Services - 1.1%
International Business Machines Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.708%	2/12/19	$970,000	$971,757	(a)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,389,562

Total IT Services				7,361,319

Software - 1.5%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,383,291
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,179,707
Microsoft Corp., Senior Notes	2.400%	2/6/22	4,310,000	4,212,203
Oracle Corp., Senior Notes (3 mo. USD LIBOR + 0.580%)	2.919%	1/15/19	2,960,000	2,965,350	(a)

Total Software				10,740,551

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc., Senior Notes	1.550%	8/4/21	3,250,000	3,118,862
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,010,762	(b)

Total Technology Hardware, Storage & Peripherals				7,129,624

TOTAL INFORMATION TECHNOLOGY				25,231,494

MATERIALS - 2.6%
Chemicals - 0.8%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,153,957	(b)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	3,160,000	3,153,012	(b)

Total Chemicals				5,306,969

Containers & Packaging - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	1,739,350	(b)

Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,822,534	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	135,800
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,000,000	1,007,968	(b)
Glencore Funding LLC	3.125%	4/29/19	1,130,000	1,127,740	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,940,000	3,428,628

Total Metals & Mining				7,522,670

Paper & Forest Products - 0.5%
Georgia-Pacific LLC	2.539%	11/15/19	3,160,000	3,136,298	(b)

TOTAL MATERIALS				17,705,287

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	$1,831,000	$1,771,598
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,721,180	(c)

TOTAL UTILITIES				3,492,778

TOTAL CORPORATE BONDS & NOTES (Cost - $330,196,190)				325,309,867

COLLATERALIZED MORTGAGE OBLIGATIONS(J) -15.5%
Alternative Loan Trust, 2004-28CB, 2A7	5.750%	1/25/35	247,547	250,017
Alternative Loan Trust, 2004-33, 2A1	3.562%	12/25/34	10,263	10,379	(a)
Alternative Loan Trust, 2005-56, 4A1 (1 mo. USD LIBOR + 0.310%)	2.526%	11/25/35	266,328	261,099	(a)
Banc of America Funding Corp., 2015-R2, 4A1 (1 mo. USD LIBOR + 0.165%)	2.381%	9/29/36	960,524	941,159	(a)(b)
Banc of America Funding Trust, 2005-E, 4A1 (1 year Treasury Constant Maturity Rate + 2.500%)	4.125%	3/20/35	44,569	45,269	(a)
Banc of America Funding Trust, 2006-D, 1A1 (1 mo. USD LIBOR + 0.170%)	2.335%	5/20/36	35,348	35,315	(a)
Banc of America Mortgage Trust, 2002-J, B1 (12 mo. USD LIBOR + 2.000%)	4.923%	9/25/32	109,120	107,263	(a)
Banc of America Mortgage Trust, 2003-C, B1 (12 mo. USD LIBOR + 1.980%)	4.242%	4/25/33	238,401	172,040	(a)
Bear Stearns ALT-A Trust, 2007-1, 1A1 (1 mo. USD LIBOR + 0.320%)	2.536%	1/25/47	368,679	375,757	(a)
BX Trust, 2017-IMC, A (1 mo. LIBOR + 1.050%)	3.208%	10/15/32	1,810,000	1,815,759	(a)(b)
CD Mortgage Trust, 2016-CD2, A4	3.526%	11/10/49	2,080,000	2,056,975	(a)
Chase Mortgage Finance Trust, 2007-A1, 2A3	4.467%	2/25/37	61,696	62,864	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A, A2 (1 mo. USD LIBOR + 0.300%)	2.516%	8/25/35	4,219	4,227	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A, A2 (1 mo. USD LIBOR + 0.290%)	2.506%	10/25/35	66,358	66,448	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A, A2 (1 mo. USD LIBOR + 0.200%)	2.416%	1/25/36	8,355	8,254	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
CHL Mortgage Pass-Through Trust, 2003-HYB3, 6A1	4.241%	11/19/33	$37,967	$38,777	(a)
Citigroup Commercial Mortgage Trust, 2013-375P, A	3.251%	5/10/35	1,740,000	1,723,602	(b)
Citigroup Commercial Mortgage Trust, 2014-GC25, A1	1.485%	10/10/47	124,746	124,440
Citigroup Commercial Mortgage Trust, 2016-GC36, A1	1.613%	2/10/49	276,816	273,658
Citigroup Commercial Mortgage Trust, 2017-B1, A4	3.458%	8/15/50	2,020,000	1,960,865
Citigroup Mortgage Loan Trust, 2007-AR4, 2A1A	3.898%	3/25/37	324,878	276,177	(a)
CLNS Trust, 2017-IKPR, A (1 mo. LIBOR + 0.800%)	2.931%	6/11/32	620,000	620,979	(a)(b)
Commercial Mortgage Trust, 2010-C1, C	6.173%	7/10/46	860,000	892,129	(a)(b)
Commercial Mortgage Trust, 2014-CR21, A1	1.494%	12/10/47	380,124	378,095
Commercial Mortgage Trust, 2018-COR3, A3	4.228%	5/10/51	2,140,000	2,205,876
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2, AF1 (1 mo. USD LIBOR + 0.420%)	2.636%	7/25/36	463,437	447,571	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R, 15A2 (6 mo. USD LIBOR + 2.000%)	3.820%	1/27/36	2,063,262	1,858,541	(a)(b)
DSLA Mortgage Loan Trust, 2005-AR1, 2A1A (1 mo. USD LIBOR + 0.250%)	2.418%	2/19/45	120,839	120,335	(a)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.776%	12/29/45	435,954	436,885	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 203877, FA (1 mo. LIBOR + 0.350%)	2.508%	11/15/40	477,705	479,747	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	290,362	300,907
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.666%	10/25/29	2,360,000	2,604,386	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04, 1M2 (1 mo. USD LIBOR + 4.900%)	7.116%	11/25/24	1,065,618	1,221,235	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.216%	10/25/29	$3,110,000	$3,352,916	(a)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03, 1M1 (1 mo. USD LIBOR + 0.680%)	2.896%	10/25/30	1,515,584	1,518,836	(a)
FHLMC Multifamily Structured Pass Through Certificates, 20KJ03, A1	1.669%	1/25/21	779,575	758,223
First Horizon Mortgage Pass-Through Trust, 2004-AR7, 1A1	3.798%	2/25/35	376,067	378,730	(a)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	2,436,664	2,373,062	(a)(b)
Freddie Mac Structured Pass-Through Certificates, 20T-51, 1A	6.500%	9/25/43	126,638	140,685	(a)
GE Business Loan Trust, 2006-1A C (1 mo. LIBOR + 0.420%)	2.578%	5/15/34	1,030,682	962,639	(a)(b)
Gosforth Funding PLC, 2017-1A, A1A (3 mo. USD LIBOR + 0.470%)	2.809%	12/19/59	925,723	928,580	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02, FA (1 mo. USD LIBOR + 0.680%)	2.753%	2/20/60	199,391	200,553	(a)
Government National Mortgage Association (GNMA), 2010-H03, FA (1 mo. USD LIBOR + 0.550%)	2.623%	3/20/60	1,264,165	1,269,060	(a)
Government National Mortgage Association (GNMA), 2010-H10, FB (1 mo. USD LIBOR + 1.000%)	3.073%	5/20/60	1,512,495	1,537,541	(a)
Government National Mortgage Association (GNMA), 2010-H20, AF (1 mo. USD LIBOR + 0.330%)	2.410%	10/20/60	2,642,717	2,639,238	(a)
Government National Mortgage Association (GNMA), 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.430%	8/20/58	2,721,371	2,719,299	(a)
Government National Mortgage Association (GNMA), 2011-H01, AF (1 mo. USD LIBOR + 0.450%)	2.530%	11/20/60	3,249,762	3,255,818	(a)
Government National Mortgage Association (GNMA), 2011-H03, FA (1 mo. USD LIBOR + 0.500%)	2.580%	1/20/61	286,280	287,154	(a)
Government National Mortgage Association (GNMA), 2011-H05, FB (1 mo. USD LIBOR + 0.500%)	2.580%	12/20/60	356,541	357,730	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.530%	2/20/61	$580,939	$581,989	(a)
Government National Mortgage Association (GNMA), 2011-H07, FA (1 mo. USD LIBOR + 0.500%)	2.580%	2/20/61	952,215	954,227	(a)
Government National Mortgage Association (GNMA), 2011-H19, FA (1 mo. USD LIBOR + 0.470%)	2.550%	8/20/61	1,619,846	1,623,299	(a)
Government National Mortgage Association (GNMA), 2012-H21, FA (1 mo. USD LIBOR + 0.500%)	2.580%	7/20/62	10,187,034	10,224,249	(a)
Government National Mortgage Association (GNMA), 2012-H23, SA (1mo. USD LIBOR + 0.530%)	2.610%	10/20/62	325,823	327,907	(a)
Government National Mortgage Association (GNMA), 2012-H23, WA (1mo. USD LIBOR + 0.520%)	2.600%	10/20/62	531,448	533,202	(a)
Government National Mortgage Association (GNMA), 2013-H02, FD (1mo. USD LIBOR + 0.340%)	2.420%	12/20/62	6,456,676	6,450,000	(a)
Government National Mortgage Association (GNMA), 2013-H08, BF (1mo. USD LIBOR + 0.400%)	2.480%	3/20/63	2,057,604	2,055,764	(a)
Government National Mortgage Association (GNMA), 2013-H14, FC (1mo. USD LIBOR + 0.470%)	2.550%	6/20/63	640,035	641,357	(a)
Government National Mortgage Association (GNMA), 2013-H14, FD (1mo. USD LIBOR + 0.470%)	2.550%	6/20/63	262,414	262,975	(a)
Government National Mortgage Association (GNMA), 2013-H14, FG (1mo. USD LIBOR + 0.470%)	2.550%	5/20/63	238,309	238,821	(a)
Impac CMB Trust, 2007-A, A (1 mo. USD LIBOR + 0.500%)	2.716%	5/25/37	140,174	140,017	(a)(b)
Impac Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.486%	11/25/36	1,828,458	1,341,672	(a)
IndyMac INDX Mortgage Loan Trust, 2004-AR14, 2A1A (1 mo. USD LIBOR + 0.720%)	2.936%	1/25/35	187,359	167,202	(a)
JP Morgan Chase Commercial Mortgage Securities Trust, 2012-HSBC, A	3.093%	7/5/32	3,309,148	3,282,074	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, 2015-UES, A	2.933%	9/5/32	$1,425,000	$1,416,760	(b)
JP Morgan Resecuritization Trust Series, 2009-10, 7A2	6.054%	2/26/37	3,886,692	2,217,789	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25, A1	1.521%	11/15/47	102,750	102,386
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	1,889,723
JPMorgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	1,207,857	1,184,465	(a)(b)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	4,043,809	3,965,501	(a)(b)
Lanark Master Issuer PLC, 2018-1A, 1A (3 mo. USD LIBOR + 0.420%)	2.730%	12/22/69	3,168,000	3,175,423	(a)(b)
Luminent Mortgage Trust, 2006-7, 2A2 (1 mo. USD LIBOR + 0.220%)	2.436%	12/25/36	82,041	21,021	(a)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	28,256	28,465	(b)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2, 2M1	4.099%	3/25/33	284,463	240,966	(a)
Merrill Lynch Mortgage Investors Trust Series, 2003-A6, 1A	3.674%	9/25/33	21,916	22,061	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.908%	2/25/34	46,013	46,314	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19, A1	1.573%	12/15/47	536,904	534,161
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32, ASB	3.514%	12/15/49	570,000	566,651
Morgan Stanley Capital I Trust, 2016-UBS9, A1	1.711%	3/15/49	621,682	610,339
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	3.008%	11/15/34	710,000	711,453	(a)(b)
MSCG Trust, 2016-SNR, A	3.460%	11/15/34	763,207	743,513	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	1,014,056	1,021,976	(a)(b)
RAMP Series Trust, 2004-SL4, A5	7.500%	7/25/32	13,324	10,599
Residential Accredit Loans Inc., 2007-QS7, 1A7 (1 mo. USD LIBOR + 0.550%)	2.766%	5/25/37	2,242,263	1,802,192	(a)
Seasoned Credit Risk Transfer Trust Series, 2018-1, M	4.750%	5/25/57	1,530,000	1,507,751	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Sequoia Mortgage Trust, 2003-2, A2 (6 mo. USD LIBOR + 0.680%)	3.179%	6/20/33	$547,529	$547,261	(a)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.725%	1/21/70	520,000	520,703	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2, 4A1	4.141%	3/25/34	337,494	336,528	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-9XS, A (1 mo. USD LIBOR + 0.370%)	2.586%	7/25/34	90,549	90,920	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12, 3A1	4.215%	6/25/35	92,545	90,246	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.133%	3/25/35	268,381	235,112	(a)
Structured Asset Sec Corp. Mort Pass Thr Cert Ser, 2002-3, B2	6.500%	3/25/32	570,013	590,971	(a)
Structured Asset Securities Corp., 2005-RF3, 2A	3.967%	6/25/35	444,182	418,910	(a)(b)
UBS Commercial Mortgage Trust, 2017-C4, A4	3.563%	10/15/50	2,880,000	2,816,096
VNDO Mortgage Trust, 2012-6AVE, A	2.996%	11/15/30	1,757,000	1,730,795	(b)
Wachovia Mortgage Loan Trust LLC, 2005-A, 1A1	4.316%	8/20/35	29,300	26,581	(a)
Waldorf Astoria Boca Raton Trust, 2016-BOCA, A (1 mo. LIBOR + 1.350%)	3.508%	6/15/29	880,000	881,373	(a)(b)
WaMu Mortgage Pass-Through Certificates Series, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	2.796%	7/25/45	177,570	180,872	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1B2 (1 mo. USD LIBOR + 0.410%)	2.626%	12/25/45	125,078	125,647	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4, A5	3.729%	4/25/35	71,709	72,986	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-OA2, 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	2.545%	3/25/47	1,816,720	1,703,637	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	4.083%	6/25/33	87,841	89,022	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA, A1	3.761%	12/25/34	$145,664	$149,287	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-I, B2	4.181%	7/25/34	116,575	104,391	(a)
WFRBS Commercial Mortgage Trust, 2012-C8, A2	1.881%	8/15/45	71	68
WFRBS Commercial Mortgage Trust, 2014-C23, A1	1.663%	10/15/57	681,010	678,016
WFRBS Commercial Mortgage Trust, 2014-C24, A2	2.863%	11/15/47	696,597	695,937

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $106,907,721)				107,586,717

ASSET-BACKED SECURITIES - 10.5%
ABFC Trust, 2002-WF2, A2 (1 mo. USD LIBOR + 1.125%)	3.341%	5/25/32	122,922	121,737	(a)
ABFC Trust, 2003-OPT1, A3 (1 mo. USD LIBOR + 0.680%)	2.896%	4/25/33	1,468,319	1,446,063	(a)
ABFC Trust, 2004-OPT2, M1 (1 mo. USD LIBOR + 0.825%)	3.041%	8/25/33	126,074	123,340	(a)
ACIS CLO Ltd., 2015-6A, A1 (3 mo. USD LIBOR + 1.590%)	3.933%	5/1/27	940,000	940,727	(a)(b)
AMMC CLO 18 Ltd., 2016-18A, AR (3 mo. USD LIBOR + 1.100%)	3.411%	5/26/31	2,200,000	2,192,940	(a)(b)
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.848%	10/20/27	1,500,000	1,500,603	(a)(b)
Ares XXVII CLO Ltd., 2013-2A, XR (3 mo. USD LIBOR + 0.900%)	3.239%	7/28/29	437,500	437,500	(a)(b)
Ascentium Equipment Receivables Trust, 2017-1A, A3	2.290%	6/10/21	880,000	870,847	(b)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8, M2 (1 mo. USD LIBOR + 1.725%)	3.941%	12/25/34	1,014,132	1,009,745	(a)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.05%)	3.263%	8/5/27	625,000	624,697	(a)(b)
Barings CLO Ltd., 2018-3A, A1 (3 mo. USD LIBOR + 0.950%)	3.020%	7/20/29	550,000	548,042	(a)(b)
BlueMountain CLO Ltd., 2012-2A, AR (3 mo. USD LIBOR + 1.420%)	3.742%	11/20/28	1,750,000	1,751,032	(a)(b)
BlueMountain CLO Ltd., 2014-3A, A1R (3 mo. USD LIBOR + 1.140%)	3.479%	10/15/26	2,000,000	1,999,982	(a)(b)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.667%	4/13/27	4,000,000	3,999,956	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.616%	7/25/36	$1,630,000	$1,526,656	(a)(b)
Carlyle Global Market Strategies, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.568%	7/20/31	1,250,000	1,250,680	(a)(b)
CIFC Funding Ltd., 2017-1A, A (3 mo. USD LIBOR + 1.360%)	3.707%	4/23/29	2,000,000	2,004,622	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	10,060	10,061	(a)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	3.146%	12/25/35	1,529,000	1,545,482	(a)
Countrywide Asset-Backed Certificates, 2007-10, 1A1 (1 mo. USD LIBOR + 0.180%)	2.396%	6/25/47	2,196,780	2,106,721	(a)
CWABS Revolving Home Equity Loan Trust Series, 2004-B, 2A (1 mo. USD LIBOR + 0.220%)	2.378%	2/15/29	2,943,508	2,741,998	(a)
Denali Capital CLO X LLC, 2013-1A, A1LR (3 mo. USD LIBOR + 1.050%)	3.385%	10/26/27	1,500,000	1,499,131	(a)(b)
Hertz Vehicle Financing II LP, 2018-1A, A	3.290%	2/25/24	1,610,000	1,566,884	(b)
Jamestown CLO X Ltd., 2017-10A, A1 (3 mo. USD LIBOR + 1.250%)	3.603%	7/17/29	1,500,000	1,500,453	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.345%	4/15/31	1,000,000	992,678	(a)(b)
LCM XXIII LTD., 2023-A, A1 (3 mo. USD LIBOR + 1.400%)	3.748%	10/20/29	1,430,000	1,444,359	(a)(b)
Magnetite CLO Ltd., 2014-9A, A1R (3 mo. USD LIBOR + 1.000%)	3.335%	7/25/26	1,500,000	1,500,307	(a)(b)
Mastr Specialized Loan Trust, 2006-3, A (1 mo. USD LIBOR + 0.260%)	2.476%	6/25/46	177,087	167,918	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.483%	12/7/20	904,752	906,951	(a)
Nelnet Student Loan Trust, 2014-6A, A (1 mo. USD LIBOR + 0.650%)	2.866%	11/25/52	1,105,130	1,109,385	(a)(b)
OCP CLO Ltd., 2014-5A, A1R (3 mo. USD LIBOR + 1.080%)	3.415%	4/26/31	2,100,000	2,090,159	(a)(b)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	3.724%	8/15/29	500,000	505,724	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1, 1A1	5.866%	1/25/37	1,508,871	1,427,346

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Option One Mortgage Loan Trust, 2007-FXD1, 2A1	5.866%	1/25/37	$1,477,246	$1,400,541
OSCAR U.S. Funding Trust, 2017-1A, A2A	2.300%	5/11/20	1,226,611	1,227,826	(b)
OZLM XII Ltd., 2015-12A, A1R (3 mo. USD LIBOR + 1.050%)	3.241%	4/30/27	2,500,000	2,497,440	(a)(b)
RAMP Series Trust, 2003-RS7, MII1 (1 mo. USD LIBOR + 1.125%)	3.341%	8/25/33	87,397	83,602	(a)
Saxon Asset Securities Trust, 2003-3, M1 (1 mo. USD LIBOR + 0.975%)	3.191%	12/25/33	31,314	30,398	(a)
SLM Private Credit Student Loan Trust, 2005-A, A4 (3 mo. USD LIBOR + 0.310%)	2.644%	12/15/38	3,790,000	3,714,162	(a)
SLM Private Credit Student Loan Trust, 2006-A, A5 (3 mo. USD LIBOR + 0.290%)	2.624%	6/15/39	3,677,774	3,591,956	(a)
SLM Student Loan Trust, 2003-4, A5A (3 mo. USD LIBOR + 0.750%)	3.084%	3/15/33	145,990	146,182	(a)(b)
SLM Student Loan Trust, 2006-10, A6 (3 mo. USD LIBOR + 0.150%)	2.485%	3/25/44	6,090,000	5,872,548	(a)
SMB Private Education Loan Trust, 2016-C, A2A	2.340%	9/15/34	4,500,000	4,367,996	(b)
Structured Asset Securities Corp., 2004-SC1, A	8.339%	12/25/29	22,359	21,950	(a)(b)
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2	7.163%	5/25/31	1,808,731	1,754,590	(a)(b)
Symphony CLO XII Ltd., 2013-12A, AR (3 mo. USD LIBOR + 1.030%)	3.369%	10/15/25	2,441,522	2,441,500	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A, A2 (3 mo. USD LIBOR + 1.110%)	3.458%	7/20/30	1,500,000	1,497,123	(a)(b)
Voya CLO Ltd.	3.549%	10/15/30	1,000,000	1,000,913	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $72,695,088)				73,113,453

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8%
U.S. Government Agencies - 1.5%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,890,564
Federal Home Loan Banks	1.375%	9/28/20	3,030,000	2,945,548
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	4/20/20	1,370,000	1,340,982
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,169,326
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,226,154

Total U.S. Government Agencies				10,572,574

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 8.3%
U.S. Treasury Notes	2.000%	1/31/20	$7,500,000	$7,429,541
U.S. Treasury Notes	1.500%	6/15/20	7,000	6,851
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,080,812
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,109,954
U.S. Treasury Notes	2.750%	8/31/23	9,270,000	9,189,793
U.S. Treasury Notes	2.000%	6/30/24	19,380,000	18,382,233

Total U.S. Government Obligations				57,199,184

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $68,534,057)				67,771,758

MORTGAGE-BACKED SECURITIES - 8.0%
FHLMC - 1.1%
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.943%	6/1/43	1,381,317	1,356,859	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	568	570
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	54,881	56,055
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	145,363	163,220
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	2/1/38-4/1/38	578,620	559,071
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/48	5,600,000	5,655,325	(k)

Total FHLMC				7,791,100

FNMA - 5.2%
Federal National Mortgage Association (FNMA)	5.500%	3/1/20-9/1/21	2,486	2,504
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	1,228	1,235
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	3,836,713	3,789,388
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	543	596
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-9/1/32	313,250	333,065
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	45	49
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.634%	9/1/37	1,097,906	1,145,717	(a)
Federal National Mortgage Association (FNMA)	3.000%	12/1/37	283,158	274,876
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	14,767,970	14,946,318
Federal National Mortgage Association (FNMA)	3.500%	10/1/47-2/1/48	5,417,873	5,337,214
Federal National Mortgage Association (FNMA)	3.500%	10/1/48	2,900,000	2,853,910	(k)
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	7,400,000	7,472,844	(k)

Total FNMA				36,157,716

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 1.7%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	$14,870	$16,076
Government National Mortgage Association (GNMA)	6.500%	8/15/34	472,446	519,805
Government National Mortgage Association (GNMA)	7.000%	3/15/36	101,589	116,654
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	2,560,623	2,482,686
Government National Mortgage Association (GNMA) II	5.000%	9/20/48-10/20/48	500,000	522,210	(k)
Government National Mortgage Association (GNMA) II	5.000%	9/20/48	500,000	523,127
Government National Mortgage Association (GNMA) II	3.000%	10/1/48	2,900,000	2,808,695	(k)
Government National Mortgage Association (GNMA) II	3.500%	10/20/48	1,900,000	1,889,387	(k)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.770%	1/20/60	1,125,239	1,156,325	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.248%)	3.582%	7/20/60	217,444	222,487	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.189%)	3.280%	7/20/60	109,678	112,124	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.091%)	4.179%	8/20/60	922,112	981,661	(a)

Total GNMA				11,351,237

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $56,157,039)				55,300,053

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 1.6%
Canada - 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	$2,100,000	$2,047,861	(b)

Kuwait - 0.2%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	1,140,000	1,119,366	(b)

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,723,697	(b)

Saudi Arabia - 0.6%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,224,286	(b)
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	1,910,000	1,847,409	(b)

Total Saudi Arabia				4,071,695

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,090,000	2,015,126	(b)

TOTAL SOVEREIGN BONDS (Cost - $11,154,585)				10,977,745

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $112.75 (Cost - $25,745)	10/26/18	136	136,000	18,062

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $645,670,425)				640,077,655

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 9.8%
U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Treasury Bills	2.083%	11/15/18	$4,810,000	$4,797,516	(l)
U.S. Treasury Bills	2.137%	11/29/18	9,200,000	9,168,073	(l)
U.S. Treasury Bills	2.296%	2/7/19	2,950,000	2,926,242	(l)

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $16,894,225)				16,891,831

U.S. GOVERNMENT AGENCIES - 0.5%
Federal Home Loan Bank (FHLB), Discount Notes	2.126%	11/1/18	1,950,000	1,946,406	(l)
Federal Home Loan Bank (FHLB), Discount Notes	2.137%	11/7/18	1,760,000	1,756,130	(l)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $3,702,955)				3,702,536

COMMERCIAL PAPER - 3.3%
BPCE SA	6.720%	10/1/18	6,190,000	6,188,897	(l)
Danske Corp.	2.424%	11/9/18	5,190,000	5,176,395	(l)
Mitsubishi UFJ Trust & Banking NY	2.638%	10/10/18	4,220,000	4,216,991	(l)
Standard Chartered Bank	3.613%	10/3/18	7,130,000	7,127,920	(l)

TOTAL COMMERCIAL PAPER (Cost - $22,714,047)				22,710,203

			SHARES
MONEY MARKET FUNDS - 3.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $24,585,478)	2.100%		24,585,478	24,585,478	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $67,896,705)				67,890,048

TOTAL INVESTMENTS - 102.1% (Cost - $713,567,130)				707,967,703
Liabilities in Excess of Other Assets - (2.1)%				(14,891,211)

TOTAL NET ASSETS - 100.0%				$693,076,492

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of September 30, 2018.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2018.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2018, the Fund held TBA securities with a total cost of $21,277,997 (Note 1).

(l)	Rate shown represents yield-to-maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $24,585,478 and the cost was $24,585,478 (Note 2).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
UST	— United States Treasury

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call (Premiums received - $21,912)	11/23/18	$113.00	118	$118,000	$20,281

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,407	12/19	$341,276,408	$340,705,050	$(571,358)
90-Day Eurodollar	358	6/20	87,027,244	86,662,850	(364,394)
U.S. Treasury 2-Year Notes	1,137	12/18	240,470,173	239,604,986	(865,187)

					(1,800,939)

Contracts to Sell:
90-Day Eurodollar	417	12/18	101,712,237	101,476,950	235,287
U.S. Treasury 10-Year Notes	611	12/18	73,541,408	72,575,344	966,064
U.S. Treasury 5-Year Notes	107	12/18	12,131,722	12,034,992	96,730
U.S. Treasury Long-Term Bonds	84	12/18	12,141,919	11,802,000	339,919

					1,638,000

Net unrealized depreciation on open futures contracts					$(162,939)

At September 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
$95,608,000	12/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	—	$(5,993)

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$107,048,306	$0	*	$107,048,306
Other Corporate Bonds & Notes	—	218,261,561	—		218,261,561
Collateralized Mortgage Obligations	—	107,586,717	—		107,586,717
Asset-Backed Securities	—	73,113,453	—		73,113,453
U.S. Government & Agency Obligations	—	67,771,758	—		67,771,758
Mortgage-Backed Securities	—	55,300,053	—		55,300,053
Sovereign Bonds	—	10,977,745	—		10,977,745
Purchased Options	$18,062	—	—		18,062

Total Long-Term Investments	18,062	640,059,593	0	*	640,077,655

Short-Term Investments†:
U.S. Government Obligations	—	16,891,831	—		16,891,831
U.S. Government Agencies	—	3,702,536	—		3,702,536
Commercial Paper	—	22,710,203	—		22,710,203
Money Market Funds	—	24,585,478	—		24,585,478

Total Short-Term Investments	—	67,890,048	—		67,890,048

Total Investments	$18,062	$707,949,641	$0	*	$707,967,703

Other Financial Instruments:
Futures Contracts	$1,638,000	—	—		$1,638,000

Total	$1,656,062	$707,949,641	—		$709,605,703

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$20,281	—	—		$20,281
Futures Contracts	1,800,939	—	—		1,800,939
Centrally Cleared Interest Rate Swaps	—	$5,993	—		5,993

Total	$1,821,220	$5,993	—		$1,827,213

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$57,008,610	$274,167,830	274,167,830	$306,590,962	306,590,962

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
Western Asset Government Cash Management Portfolio LLC	—	$404,651	—	$24,585,478

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 21, 2018